CONSOLIDATED FINANCIAL STATEMENT DETAILS - Leasehold Improvements and Equipment, net (Details) - Vimeo Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total leasehold improvements and equipment		$ 4,033	$ 4,246
Accumulated depreciation and amortization	$ (822)	(712)	(1,249)
Leasehold improvements and equipment, net	$ 3,320	3,321	2,997
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total leasehold improvements and equipment		3,276	3,033
Computer and other equipment
Property, Plant and Equipment [Line Items]
Total leasehold improvements and equipment		$ 757	$ 1,213